RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Receivables and Prepayments) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 67,006,828	$ 30,256,020
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	63,801,695	29,640,303
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	63,801,695	23,824,464
Trade Related Balances [Member] | CEEG (Nanjing) Special Transformer Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		$ 5,815,839